INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018
Intangible assets
Intangible assets, gross	$ 108,010	$ 105,480
Less: accumulated amortization	(45,930)	(30,253)
Less: accumulated impairment loss	(358)	(358)	$ (358)
Add: foreign exchange difference	(2,737)	(93)
Intangible assets, net	58,985	74,776
Trade name and domain names
Intangible assets
Intangible assets, gross	27,982	27,225
Copyrights and teaching materials
Intangible assets
Intangible assets, gross	5,974	5,974
User base and customer relationships
Intangible assets
Intangible assets, gross	24,803	24,628
Technology
Intangible assets
Intangible assets, gross	13,230	13,230
Partnership agreements and school cooperation agreements
Intangible assets
Intangible assets, gross	4,858	4,858
Licenses
Intangible assets
Intangible assets, gross	28,476	27,023
Others
Intangible assets
Intangible assets, gross	$ 2,687	$ 2,542